Offerings	Dec. 06, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	First Preference Shares
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Second Preference Shares
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,414,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 216,605.88
Offering Note	(1) There are being registered under this Registration Statement such indeterminate number of common shares, first preference shares, second preference shares, subscription receipts and debt securities of the Registrant, including an indeterminate number of such securities that may be issued upon conversion or exchange of subscription receipts or debt securities, as shall have an aggregate initial offering price not to exceed C$2,000,000,000. Any securities registered by this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. (2) The Registration Statement includes securities that are to be offered outside the United States but may be resold from time to time in the United States in transactions subject to registration under the Securities Act of 1933, as amended (the "Securities Act"). (3) The maximum aggregate offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act and based on a maximum aggregate offering price of C$2,000,000,000 and the Bank of Canada daily exchange rate on December 6, 2024 of US$0.7074 per C$1.00.